Other Current Assets (Details) - Schedule of Activity in Allowance for Credit Losses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Activity in Allowance for Credit Losses [Abstract]
Opening balance	$ 9,826,600
Credit loss expense	99,755	9,826,600
Closing balance	$ 9,926,355	$ 9,826,600